Cover	Apr. 27, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2022
Entity File Number	001-41004
Entity Registrant Name	McLaren Technology Acquisition Corp.
Entity Central Index Key	0001851625
Entity Tax Identification Number	86-2419708
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2600 Michelson Drive
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	949
Local Phone Number	989-4638
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	MLAIU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	MLAI
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for Class A common stock at an exercise price of $11.50 per share
Trading Symbol	MLAIW
Security Exchange Name	NASDAQ